Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet, including location of amounts reported in the accompanying consolidated balance sheets, that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
(in thousands)	2022	2021

Cash held in banks	$2,123	$1,199
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 3.95% and 0.1%)	47,822	10,003
Total cash and cash equivalents	49,945	11,202
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	299	321
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$50,357	$11,636